Note 19 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Reported Value Measurement [Member]
Other receivables, fair value	$ 4,719	$ 4,170
Long-term debt, fair value	652,804	589,604
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	4,719	4,170
Long-term debt, fair value	$ 661,492	$ 604,091